Parent Company Only Condensed Financial Information, Condensed Statements of Condition (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets [Abstract]
Cash and cash equivalents	$ 152,034	$ 138,303
Other assets	6,402	5,150
Total assets	1,249,769	1,186,932
Liabilities [Abstract]
Subordinated debentures	8,500	8,500
Other liabilities	19,196	19,626
Total liabilities	1,108,413	1,050,608
Shareholders' Equity [Abstract]
Total shareholders' equity	141,356	136,324	$ 128,179
Total liabilities and shareholders' equity	1,249,769	1,186,932
Parent Company [Member]
Assets [Abstract]
Cash and cash equivalents	5,366	4,112	$ 4,308
Investment in subsidiaries	147,214	143,424
Notes receivable - subsidiaries	2,123	1,603
Other assets	38	32
Total assets	154,741	149,171
Liabilities [Abstract]
Notes payable	2,138	3,198
Subordinated debentures	8,500	8,500
Other liabilities	2,747	1,149
Total liabilities	13,385	12,847
Shareholders' Equity [Abstract]
Total shareholders' equity	141,356	136,324
Total liabilities and shareholders' equity	$ 154,741	$ 149,171